Issued Capital - Summary of Share Options Outstanding (Details)		12 Months Ended
	Dec. 22, 2021 shares $ / shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares	Jun. 30, 2020 shares	Jun. 30, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	47,786,607	79,056,617	20,985,450	6,364,550	7,686,550
Tranche 6
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21	20-Jul-15
Expiry date		Jul. 20, 2022
Exercise price	$ 0.2014	$ 0.4077
Number of options | shares	2,986,663	15,000
Fair value at date of issue	$ 0.0820	$ 0.2371
Tranche 7
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21	5-Sep-17
Expiry date		Sep. 05, 2022
Exercise price	$ 0.2014	$ 0.4136
Number of options | shares	2,986,663	368,050
Fair value at date of issue	$ 0.0840	$ 0.2839
Tranche 8
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21	9-Oct-15
Expiry date		Oct. 09, 2022
Exercise price	$ 0.2014	$ 0.4311
Number of options | shares	2,986,663	5,000
Fair value at date of issue	$ 0.0850	$ 0.3216
Tranche 9
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21	10-Oct-13
Expiry date		Oct. 10, 2022
Exercise price	$ 0.2014	$ 0.5750
Number of options | shares	2,986,663	15,000
Fair value at date of issue	$ 0.0860	$ 0.5233
Tranche 10
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21	28-Nov-16
Expiry date		Nov. 28, 2022
Exercise price	$ 0.2014	$ 0.2349
Number of options | shares	2,986,663	200,000
Fair value at date of issue	$ 0.0880	$ 0.2505
Tranche 11
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21	28-Nov-16
Expiry date		Nov. 28, 2022
Exercise price	$ 0.2014	$ 0.2866
Number of options | shares	2,986,663	100,000
Fair value at date of issue	$ 0.0890	$ 0.2377
Tranche 12
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21	28-Nov-16
Expiry date		Nov. 28, 2022
Exercise price	$ 0.2014	$ 0.3556
Number of options | shares	2,986,663	5,000
Fair value at date of issue	$ 0.0900	$ 0.2227
Tranche 13
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21	11-Dec-12
Expiry date		Dec. 11, 2022
Exercise price	$ 0.2014	$ 0.2912
Number of options | shares	2,986,663	100,000
Fair value at date of issue	$ 0.0910	$ 0.2155
Tranche 14
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21	17-Dec-13
Expiry date		Dec. 11, 2022
Exercise price	$ 0.2014	$ 0.6960
Number of options | shares	2,986,663	100,000
Fair value at date of issue	$ 0.0920	$ 0.4318
Tranche 15
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21	17-Dec-13
Expiry date		Dec. 17, 2022
Exercise price	$ 0.2014	$ 0.6611
Number of options | shares	2,986,663	4,000
Fair value at date of issue	$ 0.0930	$ 0.4385
Tranche 16
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21	18-Dec-12
Expiry date		Dec. 18, 2022
Exercise price	$ 0.2014	$ 0.2912
Number of options | shares	2,986,662	5,000
Fair value at date of issue	$ 0.0940	$ 0.2535
Tranche 17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		24-Dec-15
Expiry date		Dec. 24, 2022
Exercise price		$ 0.5125
Number of options | shares		100,000
Fair value at date of issue		$ 0.1658
Tranche 18
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		30-Dec-15
Expiry date		Dec. 30, 2022
Exercise price		$ 0.4838
Number of options | shares		50,000
Fair value at date of issue		$ 0.1772
Tranche 19
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		27-Apr-15
Expiry date		Apr. 27, 2023
Exercise price		$ 0.4765
Number of options | shares		4,000
Fair value at date of issue		$ 0.2466
Tranche 20
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		1-May-13
Expiry date		May 01, 2023
Exercise price		$ 0.3481
Number of options | shares		64,000
Fair value at date of issue		$ 0.2697
Tranche 21
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		6-May-16
Expiry date		May 06, 2023
Exercise price		$ 0.2936
Number of options | shares		50,000
Fair value at date of issue		$ 0.1961
Tranche 22
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		25-May-15
Expiry date		May 25, 2023
Exercise price		$ 0.3982
Number of options | shares		260,600
Fair value at date of issue		$ 0.2654
Tranche 23
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		20-Jul-15
Expiry date		Jul. 20, 2023
Exercise price		$ 0.4077
Number of options | shares		15,000
Fair value at date of issue		$ 0.2513
Tranche 24
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		5-Sep-17
Expiry date		Sep. 05, 2023
Exercise price		$ 0.4136
Number of options | shares		10,000
Fair value at date of issue		$ 0.3062
Tranche 25
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		9-Oct-15
Expiry date		Oct. 09, 2023
Exercise price		$ 0.4311
Number of options | shares		5,000
Fair value at date of issue		$ 0.3376
Tranche 26
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		10-Oct-13
Expiry date		Oct. 10, 2023
Exercise price		$ 0.5750
Number of options | shares		5,000
Fair value at date of issue		$ 0.5415
Tranche 27
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		10-Oct-13
Expiry date		Oct. 10, 2023
Exercise price		$ 0.5750
Number of options | shares		10,000
Fair value at date of issue		$ 0.5415
Tranche 28
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		4-Nov-16
Expiry date		Nov. 04, 2023
Exercise price		$ 0.2327
Number of options | shares		4,000
Fair value at date of issue		$ 0.2448
Tranche 29
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		28-Nov-16
Expiry date		Nov. 28, 2023
Exercise price		$ 0.2349
Number of options | shares		200,000
Fair value at date of issue		$ 0.2621
Tranche 30
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		28-Nov-16
Expiry date		Nov. 28, 2023
Exercise price		$ 0.2866
Number of options | shares		200,000
Fair value at date of issue		$ 0.2504
Tranche 31
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		28-Nov-16
Expiry date		Nov. 28, 2023
Exercise price		$ 0.3556
Number of options | shares		5,000
Fair value at date of issue		$ 0.2370
Tranche 32
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		17-Dec-13
Expiry date		Dec. 17, 2023
Exercise price		$ 0.6611
Number of options | shares		4,000
Fair value at date of issue		$ 0.4573
Tranche 33
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		24-Dec-15
Expiry date		Dec. 24, 2023
Exercise price		$ 0.5125
Number of options | shares		100,000
Fair value at date of issue		$ 0.1798
Tranche 34
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		30-Dec-15
Expiry date		Dec. 30, 2023
Exercise price		$ 0.4838
Number of options | shares		50,000
Fair value at date of issue		$ 0.1912
Tranche 35
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		2-Dec-21
Expiry date		Mar. 31, 2024
Exercise price		$ 0.2014
Number of options | shares		2,986,663
Fair value at date of issue		$ 0.0890
Tranche 36
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		27-Apr-15
Expiry date		Apr. 27, 2024
Exercise price		$ 0.4765
Number of options | shares		4,000
Fair value at date of issue		$ 0.2601
Tranche 37
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		6-May-16
Expiry date		May 06, 2024
Exercise price		$ 0.2936
Number of options | shares		50,000
Fair value at date of issue		$ 0.2068
Tranche 38
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		25-May-15
Expiry date		May 25, 2024
Exercise price		$ 0.3982
Number of options | shares		260,600
Fair value at date of issue		$ 0.2780
Tranche 39
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		2-Dec-21
Expiry date		Jun. 30, 2024
Exercise price		$ 0.2014
Number of options | shares		2,986,663
Fair value at date of issue		$ 0.0900
Tranche 40
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		2-Dec-21
Expiry date		Jun. 30, 2024
Exercise price		$ 0.2014
Number of options | shares		2,986,663
Fair value at date of issue		$ 0.0910
Tranche 41
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		20-Jul-15
Expiry date		Jul. 20, 2024
Exercise price		$ 0.4077
Number of options | shares		15,000
Fair value at date of issue		$ 0.2640
Tranche 42
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		5-Sep-17
Expiry date		Sep. 05, 2024
Exercise price		$ 0.4136
Number of options | shares		10,000
Fair value at date of issue		$ 0.3236
Tranche 43
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		9-Oct-15
Expiry date		Oct. 09, 2024
Exercise price		$ 0.4311
Number of options | shares		5,000
Fair value at date of issue		$ 0.3521
Tranche 44
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		4-Nov-16
Expiry date		Nov. 04, 2024
Exercise price		$ 0.2327
Number of options | shares		4,000
Fair value at date of issue		$ 0.2546
Tranche 45
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		28-Nov-16
Expiry date		Nov. 28, 2024
Exercise price		$ 0.2349
Number of options | shares		200,000
Fair value at date of issue		$ 0.2721
Tranche 46
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		28-Nov-16
Expiry date		Nov. 28, 2024
Exercise price		$ 0.2866
Number of options | shares		200,000
Fair value at date of issue		$ 0.2616
Tranche 47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		28-Nov-16
Expiry date		Nov. 28, 2024
Exercise price		$ 0.3556
Number of options | shares		5,000
Fair value at date of issue		$ 0.2495
Tranche 48
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		24-Dec-15
Expiry date		Dec. 24, 2024
Exercise price		$ 0.5125
Number of options | shares		100,000
Fair value at date of issue		$ 0.1925
Tranche 49
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		30-Dec-15
Expiry date		Dec. 30, 2024
Exercise price		$ 0.4838
Number of options | shares		50,000
Fair value at date of issue		$ 0.2038
Tranche 50
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		27-Apr-15
Expiry date		Apr. 27, 2025
Exercise price		$ 0.4765
Number of options | shares		4,000
Fair value at date of issue		$ 0.2722
Tranche 51
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		6-May-16
Expiry date		May 06, 2025
Exercise price		$ 0.2936
Number of options | shares		50,000
Fair value at date of issue		$ 0.2164
Tranche 52
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		25-May-15
Expiry date		May 25, 2025
Exercise price		$ 0.3982
Number of options | shares		260,600
Fair value at date of issue		$ 0.2893
Tranche 53
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		20-Jul-15
Expiry date		Jul. 20, 2025
Exercise price		$ 0.4077
Number of options | shares		15,000
Fair value at date of issue		$ 0.2756
Tranche 54
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		28-Aug-20
Expiry date		Aug. 28, 2025
Exercise price		$ 0.0136
Number of options | shares		6,000,000
Fair value at date of issue		$ 0.0750
Tranche 55
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		28-Aug-20
Expiry date		Aug. 28, 2025
Exercise price		$ 0.0136
Number of options | shares		6,000,000
Fair value at date of issue		$ 0.0710
Tranche 56
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		28-Aug-20
Expiry date		Aug. 28, 2025
Exercise price		$ 0.0136
Number of options | shares		500,000
Fair value at date of issue		$ 0.1330
Tranche 57
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		28-Aug-20
Expiry date		Aug. 28, 2025
Exercise price		$ 0.0136
Number of options | shares		500,000
Fair value at date of issue		$ 0.1180
Tranche 58
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		5-Sep-17
Expiry date		Sep. 05, 2025
Exercise price		$ 0.4136
Number of options | shares		10,000
Fair value at date of issue		$ 0.3388
Tranche 59
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		9-Oct-15
Expiry date		Oct. 09, 2025
Exercise price		$ 0.4311
Number of options | shares		5,000
Fair value at date of issue		$ 0.3653
Tranche 60
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		4-Nov-16
Expiry date		Nov. 04, 2025
Exercise price		$ 0.2327
Number of options | shares		4,000
Fair value at date of issue		$ 0.2633
Tranche 61
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		28-Nov-16
Expiry date		Nov. 28, 2025
Exercise price		$ 0.2349
Number of options | shares		200,000
Fair value at date of issue		$ 0.2810
Tranche 62
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		28-Nov-16
Expiry date		Nov. 28, 2025
Exercise price		$ 0.2866
Number of options | shares		200,000
Fair value at date of issue		$ 0.2716
Tranche 63
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		28-Nov-16
Expiry date		Nov. 28, 2025
Exercise price		$ 0.3556
Number of options | shares		5,000
Fair value at date of issue		$ 0.2605
Tranche 64
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		24-Dec-15
Expiry date		Dec. 24, 2025
Exercise price		$ 0.5125
Number of options | shares		100,000
Fair value at date of issue		$ 0.2039
Tranche 65
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		30-Dec-15
Expiry date		Dec. 30, 2025
Exercise price		$ 0.4838
Number of options | shares		50,000
Fair value at date of issue		$ 0.2152
Tranche 66
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		6-May-16
Expiry date		May 06, 2026
Exercise price		$ 0.2936
Number of options | shares		50,000
Fair value at date of issue		$ 0.2251
Tranche 67
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		5-Sep-17
Expiry date		Sep. 05, 2026
Exercise price		$ 0.4136
Number of options | shares		10,000
Fair value at date of issue		$ 0.3520
Tranche 68
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		2-Dec-21
Expiry date		Sep. 30, 2026
Exercise price		$ 0.2014
Number of options | shares		2,986,663
Fair value at date of issue		$ 0.0740
Tranche 69
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		20-Nov-20
Expiry date		Oct. 20, 2026
Exercise price		$ 0.1519
Number of options | shares		100,000
Fair value at date of issue		$ 0.0890
Tranche 70
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		4-Nov-16
Expiry date		Nov. 04, 2026
Exercise price		$ 0.2327
Number of options | shares		4,000
Fair value at date of issue		$ 0.2710
Tranche 71
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		28-Nov-16
Expiry date		Nov. 28, 2026
Exercise price		$ 0.2349
Number of options | shares		200,000
Fair value at date of issue		$ 0.2890
Tranche 72
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		28-Nov-16
Expiry date		Nov. 28, 2026
Exercise price		$ 0.2866
Number of options | shares		200,000
Fair value at date of issue		$ 0.2804
Tranche 73
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		28-Nov-16
Expiry date		Nov. 28, 2026
Exercise price		$ 40.3556
Number of options | shares		5,000
Fair value at date of issue		$ 0.2703
Tranche 74
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		2-Dec-21
Expiry date		Dec. 31, 2026
Exercise price		$ 0.2014
Number of options | shares		2,986,663
Fair value at date of issue		$ 0.0760
Tranche 75
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		2-Dec-21
Expiry date		Mar. 31, 2027
Exercise price		$ 0.2014
Number of options | shares		2,986,663
Fair value at date of issue		$ 0.0780
Tranche 76
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		2-Dec-21
Expiry date		Mar. 31, 2027
Exercise price		$ 0.0965
Number of options | shares		839,385
Fair value at date of issue		$ 0.0900
Tranche 77
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		2-Dec-21
Expiry date		Jun. 30, 2027
Exercise price		$ 0.2014
Number of options | shares		2,986,663
Fair value at date of issue		$ 0.0790
Tranche 78
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		2-Dec-21
Expiry date		Jun. 30, 2027
Exercise price		$ 0.0965
Number of options | shares		839,385
Fair value at date of issue		$ 0.0910
Tranche 79
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		5-Sep-17
Expiry date		Sep. 05, 2027
Exercise price		$ 0.4136
Number of options | shares		10,000
Fair value at date of issue		$ 0.3636
Tranche 80
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		2-Dec-21
Expiry date		Sep. 30, 2027
Exercise price		$ 0.2014
Number of options | shares		2,986,663
Fair value at date of issue		$ 0.0810
Tranche 81
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		2-Dec-21
Expiry date		Sep. 30, 2027
Exercise price		$ 0.0965
Number of options | shares		839,385
Fair value at date of issue		$ 0.0920
Tranche 82
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		20-Nov-20
Expiry date		Oct. 20, 2027
Exercise price		$ 0.1519
Number of options | shares		100,000
Fair value at date of issue		$ 0.0950
Tranche 83
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		2-Dec-21
Expiry date		Dec. 31, 2027
Exercise price		$ 0.2014
Number of options | shares		2,986,663
Fair value at date of issue		$ 0.0820
Tranche 84
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		2-Dec-21
Expiry date		Dec. 31, 2027
Exercise price		$ 0.0965
Number of options | shares		839,385
Fair value at date of issue		$ 0.0940
Tranche 85
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		2-Dec-21
Expiry date		Mar. 31, 2028
Exercise price		$ 0.2014
Number of options | shares		2,986,663
Fair value at date of issue		$ 0.0840
Tranche 86
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		2-Dec-21
Expiry date		Mar. 31, 2028
Exercise price		$ 0.0965
Number of options | shares		839,385
Fair value at date of issue		$ 0.0950
Tranche 87
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		2-Dec-21
Expiry date		Jun. 30, 2028
Exercise price		$ 0.2014
Number of options | shares		2,986,663
Fair value at date of issue		$ 0.0850
Tranche 88
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		2-Dec-21
Expiry date		Jun. 30, 2028
Exercise price		$ 0.0965
Number of options | shares		839,385
Fair value at date of issue		$ 0.0960
Tranche 89
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		2-Dec-21
Expiry date		Sep. 30, 2028
Exercise price		$ 0.2014
Number of options | shares		2,986,663
Fair value at date of issue		$ 0.0860
Tranche 90
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		2-Dec-21
Expiry date		Sep. 30, 2028
Exercise price		$ 0.0965
Number of options | shares		839,385
Fair value at date of issue		$ 0.0970
Tranche 91
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		20-Nov-20
Expiry date		Oct. 20, 2028
Exercise price		$ 0.1519
Number of options | shares		100,000
Fair value at date of issue		$ 0.0990
Tranche 92
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		2-Dec-21
Expiry date		Dec. 31, 2028
Exercise price		$ 0.2014
Number of options | shares		2,986,663
Fair value at date of issue		$ 0.0880
Tranche 93
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		2-Dec-21
Expiry date		Dec. 31, 2028
Exercise price		$ 0.0965
Number of options | shares		839,385
Fair value at date of issue		$ 0.0980
Tranche 94
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		2-Dec-21
Expiry date		Mar. 31, 2029
Exercise price		$ 0.0965
Number of options | shares		839,385
Fair value at date of issue		$ 0.0980
Tranche 95
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		2-Dec-21
Expiry date		Jun. 30, 2029
Exercise price		$ 0.0965
Number of options | shares		839,385
Fair value at date of issue		$ 0.0990
Tranche 96
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		2-Dec-21
Expiry date		Sep. 30, 2029
Exercise price		$ 0.0965
Number of options | shares		839,385
Fair value at date of issue		$ 0.1000
Tranche 97
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		20-Nov-20
Expiry date		Oct. 20, 2029
Exercise price		$ 0.1519
Number of options | shares		100,000
Fair value at date of issue		$ 0.1030
Tranche 98
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		2-Dec-21
Expiry date		Dec. 31, 2029
Exercise price		$ 0.2014
Number of options | shares		2,986,663
Fair value at date of issue		$ 0.0920
Tranche 99
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		2-Dec-21
Expiry date		Dec. 31, 2029
Exercise price		$ 0.0965
Number of options | shares		839,385
Fair value at date of issue		$ 0.1010
Tranche 100
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		2-Dec-21
Expiry date		Mar. 31, 2030
Exercise price		$ 0.2014
Number of options | shares		2,986,663
Fair value at date of issue		$ 0.0930
Tranche 101
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		2-Dec-21
Expiry date		Mar. 31, 2030
Exercise price		$ 0.0965
Number of options | shares		839,385
Fair value at date of issue		$ 0.1020
Tranche 102
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		2-Dec-21
Expiry date		Jun. 30, 2030
Exercise price		$ 0.2014
Number of options | shares		2,986,662
Fair value at date of issue		$ 0.0940
Tranche 103
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		2-Dec-21
Expiry date		Jun. 30, 2030
Exercise price		$ 0.0965
Number of options | shares		839,385
Fair value at date of issue		$ 0.1020
Tranche 104
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		2-Dec-21
Expiry date		Sep. 30, 2030
Exercise price		$ 0.0965
Number of options | shares		839,385
Fair value at date of issue		$ 0.1030
Tranche 105
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		20-Nov-20
Expiry date		Oct. 20, 2030
Exercise price		$ 0.1519
Number of options | shares		100,000
Fair value at date of issue		$ 0.1070
Tranche 106
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		2-Dec-21
Expiry date		Dec. 31, 2030
Exercise price		$ 0.0965
Number of options | shares		839,385
Fair value at date of issue		$ 0.1040